Restructuring Charges - Summary of Restructuring Activity (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012		Jan. 02, 2011		Sep. 29, 2013
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 218	$ 218	$ 1,041		$ 298		$ 0
Restructuring charges	1,092	1,092	47		5,794
Adjustment to provision	(30)	(30)
Cash payments	(1,280)	(1,280)	(714)		(4,737)
Other non-cash adjustments			(156)	[1]	(314)	[1]
Ending balance		0	218		1,041		0
Severance and Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance			453		298
Restructuring charges	1,092	1,092	47		4,652
Adjustment to provision	(30)	(30)
Cash payments	(1,062)	(1,062)	(486)		(4,386)
Other non-cash adjustments			(14)	[1]	(111)	[1]
Ending balance					453
Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance			151
Restructuring charges					449
Cash payments			(9)		(95)
Other non-cash adjustments			(142)	[1]	(203)	[1]
Ending balance					151
Software Tools [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	218	218	437
Restructuring charges					693
Cash payments	(218)	(218)	(219)		(256)
Ending balance			$ 218		$ 437

[1]	Non-cash adjustments relate to stock-based compensation expense and fixed asset dispositions.